Capitalized Software, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Capitalized Software, Net
7.	CAPITALIZED SOFTWARE, NET
Capitalized software, net consists of the following:

	March 31, 2023	December 31, 2022
Website costs	$4,145	$4,142
Development in process	3,686	3,277
Less: Accumulated amortization	(2,625)	(2,346)

Capitalized software, net	$5,206	$5,073

Total amortization expense for capitalized software was $279 and $233 for the three months ended March 31, 2023 and 2022, respectively. Total amortization expense was included in Selling, general and administrative expense in the condensed consolidated statements of income and comprehensive income.

7.	CAPITALIZED SOFTWARE, NET
Capitalized software, net consists of the following:

	December 31, 2022	December 31, 2021
Website costs	$4,142	$3,571
Development in process	3,277	2,294
Less: Accumulated amortization	(2,346)	(1,311)

Capitalized software, net	$5,073	$4,554

Total amortization expense for capitalized software was $1,035 and $687 for the years ended December 31, 2022 and 2021, respectively. Total amortization expense was included in Selling, general and administrative expense in the consolidated statements of income and comprehensive income.